EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated January 11, 2017 to the GMO Series Trust Prospectus dated October 4, 2016, filed with the Securities and Exchange Commission on January 11, 2017 (SEC Accession No. 0001571049-17-000299) pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.SCH	XBRL Taxonomy Extension Schema Document